Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 308,151	$ 315,063
Consumer installment and other personal	266,630	259,033
Credit card	41,070	41,662
Business and government	351,201	345,943
Total loans	967,052	961,701
Loans at FVOCI	478	288
Loans	967,530	961,989
Total allowance for loan losses	8,567	8,689	$ 8,655
Total loans, net of allowance	$ 958,963	$ 953,300